Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 10,236	$ 10,283
Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	33,288	30,001	$ 23,377
Israel | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	23,113	22,823	18,383
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	2,799	3,279	2,642
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	7,265	3,828	2,326
Rest of world | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 111	$ 71	$ 26